Solarflex Corp. - Statements of Cash Flows	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash flows from operating activities:
Net loss	(293,104)	(188,265)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of debt discount	37,058	70,864
Loss on extinguishment of debt	199,305	0
Common stock issued for services	0	32,500
Changes in net assets and liabilities:
Increase (decrease) in accounts payable and accrued liabilities	$ 7,659	$ 6,754
Net Cash used in operating activities	$ (49,082)	$ (78,147)
Cash flows from investing activities:
Purchase of equipment	0	0
Cash used in investing activities	$ 0	$ 0
Cash flows from financing activities:
Proceeds from debt	$ 47,439	$ 79,000
Proceeds from common stock offering	250,013	0
Net cash provided by financing activities	$ 297,452	$ 79,000
Net (decrease) increase in cash	$ 248,370	$ 853
Cash - beginning of period	1,824	971
Cash - end of period	250,194	1,824
Supplemental Disclosure of Cash Flow Information:
Debt discount attributable to beneficial conversion feature	15,333	78,000
Stock issued to settle debt and accrued interest	$ 143,604	$ 0
Stock returned to treasury	1,000	0